SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information	Supplemental cash flow information was as follows:

Years Ended December 31,	2015	2014	2013
Interest paid	$4,993	$4,393	$5,334
Income taxes net of refunds	$103,261	$82,850	$73,168